Related Party Transactions (Details)			6 Months Ended
	Mar. 02, 2023 USD ($)	Mar. 02, 2023 ILS (₪)	Jun. 30, 2023 USD ($)
Related Party Transactions [Abstract]
Total amount	$ 317,371	₪ 1,020,347
Total outstanding amount	$ 1,088,250	₪ 3,480,305.88	$ 1,088,250
Long term liabilities amount			861,531
Short term liabilities amount			$ 226,719